FEDERATED AMERICAN LEADERS FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                  June 2, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED AMERICAN LEADERS FUND, INC. (the "Fund")
            Class A Shares
            Class B Shares
            Class C Shares
            Class F Shares
            Class K Shares
           1933 Act File No. 33/2-29786
           1940 Act File No. 811-1704

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated May 31, 2003, that would have been filed under Rule 497(c), does not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund]. This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 72 on May 28, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-1412.

                                                Very truly yours,



                                                /s/ G. Andrew Bonnewell
                                                G. Andrew Bonnewell
                                                Assistant Secretary